ING Investors Trust

ING Van Kampen Global Franchise Portfolio

ING Van Kampen Capital Growth Portfolio

Supplement dated June 16, 2009

to the Adviser Class Prospectus, Institutional Class Prospectus,

Service Class Prospectus and Service 2 Class Prospectus

each dated May 1, 2009

ING Van Kampen Global Franchise Portfolio (“Portfolio”)

Effective June 15, 2009, William D. Lock, Walter B. Riddell, Peter J. Wright, John S. Goodacre and Christian Derold will replace Michael Allison, Paras Dodhia and Jayson Vowles as portfolio managers to the Portfolio.  The Portfolio’s Adviser Class, Institutional Class, Service Class and Service 2 Class Prospectuses are amended to reflect the following:

1.               All references to Michael Allison, Paras Dodhia and Jayson Vowles are hereby deleted.

2.               The section entitled “Management of the Portfolios — Sub-Advisers — Morgan Stanley Investment Management, Inc.” found on page 117 of the Adviser Class Prospectus, on page 120 of the Institutional Class Prospectus, on page 119 of the Service Class Prospectus and on page 112 of the Service 2 Class Prospectus is hereby deleted in its entirety and replaced with the following:

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Inc. (“MSIM Inc.”), doing business in certain instances (including its role as Sub-Adviser to the Portfolios) under the name “Van Kampen,” is a registered investment adviser principally located at 522 Fifth Avenue, New York, New York 10036, and is a direct subsidiary of Morgan Stanley.  MSIM Inc. has entered into a sub-sub-advisory agreement whereby MSIM Inc. may delegate certain of its investment advisory services with respect to ING Van Kampen Global Franchise Portfolio to Morgan Stanley Investment Management Limited, an affiliated investment adviser located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England.  As of March 31, 2009, MSIM Inc., together with its investment management affiliates, managed and supervised assets of approximately $351 billion.

3.               The section entitled “Management of the Portfolios — Sub-Advisers — ING Van Kampen Global Franchise Portfolio” found on page 118 of the Adviser Class Prospectus, beginning on page 120 of the Institutional Class Prospectus, beginning on page 119 of the Service Class Prospectus and on page 113 of the Service 2 Class Prospectus is hereby deleted in its entirety and replaced with the following:

ING Van Kampen Global Franchise Portfolio

The following individuals jointly share responsibility for the day-to-day management of ING Van Kampen Global Franchise Portfolio and have done so since June 2009:  William D. Lock, Walter B. Riddell, Peter J. Wright, John S. Goodacre and Christian Derold.  Messrs. Lock and Wright have been co-lead managers of the Portfolio since June 2009.

Mr. William D. Lock has been associated with Morgan Stanley Investment Management Limited or its affiliates in an investment capacity since 1994.

Mr. Walter B. Riddell has been associated with Morgan Stanley Investment Management Limited or its affiliates in an investment management capacity since 1995.

Mr. Peter J. Wright has been associated with Morgan Stanley Investment Management Limited or its affiliates in an investment management capacity since 1996.

Mr. John S. Goodacre has been associated with Morgan Stanley Investment Management Limited or its in an investment management capacity since 2003.

Mr. Christian Derold has been associated with Morgan Stanley Investment Management Limited or its affiliates in an investment management capacity since May 2006.  Prior to May 2006, Mr. Derold was a consultant at DCFN Research and Head of Research at Millgate Capital Inc.

ING Van Kampen Capital Growth Portfolio (“Portfolio”)

Effective May 1, 2009, Armistead B. Nash has been added as a portfolio manager to the Portfolio.  The Portfolio’s Adviser Class, Institutional Class, Service Class and Service 2 Class Prospectuses are amended to reflect the following:

1.                                       The first paragraph in the section entitled “Management of the Portfolios — Sub-Advisers — ING Van Kampen Capital Growth Portfolio” found on page 118 of the Adviser Class Prospectus, on page 120 of the Institutional Class Prospectus, on page 119 of the Service Class Prospectus and on page 112 of the Service 2 Class Prospectus is hereby deleted in its entirety and replaced with the following:

The following individuals jointly share responsibility for the day-to-day management of the ING Van Kampen Capital Growth Portfolio. Mr. Lynch, Mr. Cohen, and Mr. Chainani have co-managed the Portfolio since June 2004. Mr. Norton has co-managed the Portfolio since October 2005, Mr. Yeung has co-managed the Portfolio since September 2007 and Mr. Nash has co-managed the Portfolio since May 2009.

2.                                       The section entitled “Management of the Portfolios — Sub-Advisers — ING Van Kampen Capital Growth Portfolio” found on page 118 of the Adviser Class Prospectus, on page 120 of the Institutional Class Prospectus, on page 119 of the Service Class Prospectus and on page 112 of the Service 2 Class Prospectus is hereby amended to include the following:

Armistead B. Nash, Executive Director, has been associated with Van Kampen in a research capacity from 2002 to 2008.  Mr. Nash serves as the co-portfolio manager and works collaboratively with the other team members to manage the Portfolio

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Investors Trust

ING Van Kampen Global Franchise Portfolio

ING Van Kampen Capital Growth Portfolio

Supplement dated June 16, 2009

to the Adviser Class, Institutional Class,

Service Class and Service 2 Class Shares

Statement of Additional Information (“SAI”)

dated May 1, 2009

ING Van Kampen Global Franchise Portfolio (“Portfolio”)

Effective June 15, 2009, William D. Lock, Walter B. Riddell, Peter J. Wright, John S. Goodacre and Christian Derold will replace Michael Allison, Paras Dodhia and Jayson Vowles as portfolio managers to the Portfolio.  The Portfolio’s Adviser Class, Institutional Class, Service Class and Service 2 Class Shares SAI is amended to reflect the following:

1.               All references to Michael Allison, Paras Dodhia and Jayson Vowles are hereby deleted.

2.               The tables and language in sub-sections entitled “Other Managed Accounts” and “Portfolio Manager Ownership of Securities” under the section entitled “Other Information About Portfolio Managers — ING Van Kampen Global Franchise Portfolio” beginning on page 224 of the Adviser Class, Institutional Class, Service Class and Service 2 Class Shares SAI are hereby deleted in their entirety and replaced with the following:

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of March 31, 2009:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
William D. Lock	3	$3,741,842,707	3	$3,873,666,176	10	*	$3,270,838,213
Walter B. Riddell	3	$3,741,842,707	3	$3,873,666,176	2		$501,145,839
Peter J. Wright	3	$3,741,842,707	3	$3,873,666,176	15		$4,184,369,675
John S. Goodacre	2	$3,125,761,080	2	$3,775,730,487	0		$0
Christian Derold	2	$3,125,761,080	0	$0	0		$0

*Of the accounts managed one is subject to performance fees.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of March 31, 2009, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

William D. Lock	None
Walter B. Riddell	None
Peter J. Wright	None
John S. Goodacre	None
Christian Derold	None

ING Van Kampen Capital Growth Portfolio (“Portfolio”)

Effective May 1, 2009, Armistead B. Nash has been added as a portfolio manager to the Portfolio.  The Portfolio’s Adviser Class, Institutional Class, Service Class and Service 2 Class Shares SAI is amended to reflect the following:

1.               The tables and language in sub-sections entitled “Other Managed Accounts” and “Portfolio Manager Ownership of Securities” under the section entitled “Other Information About Portfolio Managers — ING Van Kampen Capital Growth Portfolio” beginning on page 222 of the Adviser Class, Institutional Class, Service Class and Service 2 Class Shares SAI is amended to include the following:

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2008:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Armistead B. Nash(1)	23	$10,138,382,488	0	$0	3	$333,713,483

None of the accounts managed are subject to performance fees.

(1) As of March 31, 2009.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2008, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Armistead B. Nash(1)	None

(1) As of March 31, 2009.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE